SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Summary of Capital Reserve and Other Comprehensive (Loss)	Capital reserves

	Share-based payment	Result in transactions with non controlling interest	Capital reserves
At December 31, 2022	40.3	77.4	117.7
Share-based remuneration	4.5	—	4.5
Result in transactions with non controlling interest	—	13.5	13.5
At December 31, 2023	44.8	90.9	135.7
Share-based remuneration	4.5	—	4.5
Result in transactions with non controlling interest	—	44.9	44.9
At December 31, 2024	49.3	135.8	185.1
Share-based remuneration	5.4		5.4
Result in transactions with non controlling interest		137.4	137.4
At December 31, 2025	54.7	273.2	327.9
27.6 Other comprehensive (loss)

	Post-employment benefit	Cumulative translation adjustment	Financial instruments	Other comprehensive income
At December 31, 2022	(41.5)	(151.0)	2.8	(189.7)
Other comprehensive income	(4.5)	34.2	7.3	37.0
At December 31, 2023	(46.0)	(116.8)	10.1	(152.7)
Other comprehensive loss	4.9	(84.9)	(24.5)	(104.5)
At December 31, 2024	(41.1)	(201.7)	(14.4)	(257.2)
Other comprehensive income	0.8	142.3	15.1	158.2
At December 31, 2025	(40.3)	(59.4)	0.7	(99.0)

Schedule of Dividend Proposal Demonstrated
The proposed dividends for 2025 are presented as follows:

	12.31.2025	12.31.2024
Income for the year attributed to owners of Embraer determined in millions of R$	1,953.0	1,918.9
Accumulated losses absorption	—	(1,593.1)
Allocation to the legal reserve	(97.6)	(16.3)
Replenishment of the government grants reserve	—	(103.8)
Calculation basis for dividend distribution	1,855.4	205.7
Minimum mandatory dividend (25%) in R$	463.8	51.4
Minimum mandatory dividend (25%) in US$	84.3	8.3

Weighted average number of common shares outstanding	732,412,025	734,632,806
Dividends and interest on equity, net of withholding income tax, per share (in R$)	0.63329	0.07000
Dividends and interest on equity, net of withholding income tax, per share (in US$)	0.11509	0.01130